Reportable Operating Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Impairment charge	$ 224	$ 1,638